Employee benefit plans - Schedule of weighted-average assumptions used to determine PBO (Detail)	Mar. 31, 2022	Mar. 31, 2021
Employee Benefit Plans [Abstract]
Discount rate	0.80%	0.70%
Rate of increase in compensation levels	0.30%	0.30%
Interest crediting rate	2.90%	2.90%